Income and Social Contribution Taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income and social contribution taxes details 4 [abstract]
Income (loss) before taxes and share of profit (loss) of joint ventures, and associates		R$ 1,542,681	R$ 793,698	R$ 1,785,818
Statutory tax rates – %		34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates		R$ (524,512)	R$ (269,857)	R$ (607,178)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses	[1]	(74,877)	(68,795)	(82,784)
Nontaxable revenues	[2]	33,552	28,235	32,523
Adjustment to estimated income	[3]	8,850	10,511	9,706
Interest on equity	[4]			(538)
Unrecorded deferred income and social contribution taxes carryforwards deferred	[5]	(123,300)	(146,820)	(95,480)
Other adjustments		24,992	24,873	(2,634)
Income and social contribution taxes before tax incentives		(655,295)	(421,853)	(746,385)
Tax incentives—SUDENE		83,928	43,244	107,666
Income and social contribution taxes, total		(571,367)	(378,609)	(638,719)
Current		(659,306)	(476,074)	(476,302)
Deferred		R$ 87,939	R$ 97,465	R$ (162,417)
Effective IRPJ and CSLL rates – %		37.00%	47.70%	35.80%

[1]	Consistof certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets,negative effects of foreign subsidiariesand certain provisions.
[2]	Consistof certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions.
[3]	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$78million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. Theadjustment to estimated income represents thedifference between the taxation under this alternative method and the income and social contribution taxes that would have been paidbased on the effective statutory rate applied to the taxable incomeof these subsidiaries.
[4]	Interest on equity is an option foreseen in Brazilian corporate law to distribute profits to shareholders, calculated based on the long-term interest rate (“TJLP”), which does not affect the income statement, but is deductible for purposes of IRPJ and CSLL, being taxable to the beneficiary and deductible to the entity that pays.
[5]	See Note9.d.